Rule 497(e)
                                                             File Nos. 33-53368
                                                                  and 811-07290


                          BEAR STEARNS INVESTMENT TRUST
                             THE BEAR STEARNS FUNDS

                       SUPPLEMENT DATED DECEMBER 21, 1998
                TO PROSPECTUS FOR CLASS A, B AND C SHARES OF THE
                   INCOME PORTFOLIO, HIGH YIELD PORTFOLIO, AND
                         EMERGING MARKETS DEBT PORTFOLIO
                             DATED OCTOBER 16, 1998


To reflect the Emerging Markets Debt Portfolio changing its dividend policy from a quarterly dividend to a daily dividend, payable monthly, the Prospectus is amended as follows, effective January 1, 1999:

         1.  On page 46 in the section entitled "Dividends and Distributions":

             a.     The subheading  "Income Portfolio and High Yield Portfolio"
                     will be deleted.

             b. The word "Neither" in the last sentence of the second paragraph will be replaced by the word "No".

             c. The subsection entitled "Debt Portfolio" will be deleted in its entirety.

                                                                    Rule 497(e)
                                                             File Nos. 33-53368
                                                                  and 811-07290


                          BEAR STEARNS INVESTMENT TRUST
                             THE BEAR STEARNS FUNDS

                       SUPPLEMENT DATED DECEMBER 21, 1998
                     TO PROSPECTUS FOR CLASS Y SHARES OF THE
                   INCOME PORTFOLIO, HIGH YIELD PORTFOLIO, AND
                         EMERGING MARKETS DEBT PORTFOLIO
                             DATED OCTOBER 16, 1998



To reflect the Emerging Markets Debt Portfolio changing its dividend policy from a quarterly dividend to a daily dividend, payable monthly, the Prospectus is amended as follows, effective January 1, 1999:

         1.  On page 36 in the section entitled "Dividends and Distributions":

             a. The subheading "Income Portfolio and High Yield Portfolio" will be deleted.

             b. The word "Neither" in the last sentence of the second paragraph will be replaced by the word "No".

             c. The subsection entitled "Debt Portfolio" will be deleted in its entirety.